Deposits from Banks - Schedule of Deposits from Banks by Type (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Deposits From Bank [Line Items]
Non-interest bearing	€ 544	€ 449
Interest bearing	36,277	31,515
Deposits from banks	36,821	31,964	€ 33,813
Netherlands [member]
Disclosure Of Deposits From Bank [Line Items]
Non-interest bearing	181
Interest bearing	17,230	13,778
Deposits from banks	17,411	13,778
International [member]
Disclosure Of Deposits From Bank [Line Items]
Non-interest bearing	363	449
Interest bearing	19,047	17,737
Deposits from banks	€ 19,410	€ 18,186